Principles underlying preparation of consolidated financial statements - Changes in presentation (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Principles underlying preparation of consolidated financial statements
Revenue from contracts with customers	₽ 6,517	₽ 4,004	[1]	₽ 1,876	[1]
Discontinued operations
Principles underlying preparation of consolidated financial statements
Revenue from contracts with customers	54,360	39,048		34,035
Continuing and discontinued operations
Principles underlying preparation of consolidated financial statements
Revenue from contracts with customers	₽ 60,877	43,052		35,911
Revenue from contracts with customers previously reported as payment processing fees | Continuing and discontinued operations
Principles underlying preparation of consolidated financial statements
Amount of change in presentation		37,689		33,397
Revenue from contracts with customers previously reported as other revenue | Continuing and discontinued operations
Principles underlying preparation of consolidated financial statements
Amount of change in presentation		₽ 5,363		₽ 2,514

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)